Earnings/(Loss) Per Share - Schedule of Earnings/(Loss) Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Earnings Per Share [Abstract]
Profit/(Loss) for the financial year attributable to the owners of the Company	$ (15,501)	$ 2,815,261	$ 3,281,352
Weighted average number of ordinary shares in issue	25,000,000	23,342,466	22,500,000
Basic earnings/(loss) per ordinary share	$ (0.01)	$ 0.12	$ 0.15